Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrants (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
Warrants are Convertible	Outstanding	as Liabilities	Price	Date

Common stock	612,838	110,527	$26.00	August and September 2018
Common stock	28,242	28,242	$40.40	August 2014
Common stock	55,219	55,219	$42.20	December 2014 and January 2015
Common stock	154	—	$775.24	August 2014
Common stock	102	—	$834.88	December 2014
Common stock	96	—	$1,459.05	December 2015
Common stock	205	—	$1,490.85	July 2015
Common stock	3,019	—	$1,540.55	July 2015
Common stock	201	—	$2,981.70	December 2014 and November 2015

Total	700,076	193,988

Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
Warrants are Convertible	Outstanding	as Liabilities	Price	Date

Common stock	6,128,379	6,128,379	$2.60	August and September 2018
Common stock	717,905	717,905	$4.04	June and August 2014
Common stock	552,186	552,186	$4.22	December 2014 and January 2015
Common stock	7,740	—	$77.52	June and August 2014
Common stock	1,022	—	$83.49	December 2014 and January 2015
Common stock	960	—	$145.90	December 2015
Common stock	2,047	—	$149.09	July 2015
Common stock	30,192	—	$154.05	July 2015
Common stock	2,012	—	$298.17	December 2014 and November 2015

Total	7,442,443	7,398,470

Warrant [Member]
Warrants (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
		June 30, 2014	June 30, 2013

Risk-free interest rate	0	0.03% - 1.03%	0.13% - 0.19%
Expected remaining term		0.15 - 3.40 Years	0.77 - 1.19 Years
Expected volatility		103.32% - 123.85%	130.24% - 131.31%
Dividend yield		0%	0%

		December 31, 2013		December 31, 2012

Risk-free interest rate	0	0.09% - 1.36%	0	0.08% - 0.21%
Expected remaining term		0.46 - 3.80 Years		0.38 - 1.58 Years
Expected volatility		95.39% - 118.65%		117.58% - 131.42%
Dividend yield		0%		0%